PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Obligation under the Labor Law (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined benefit plans	Rp 1,176	Rp 1,600	Rp 2,080
Amount recognised in other comprehensive income before tax adjustment	(2,520)	5,418	(2,869)
Obligation under the Labor Law
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	690	507
Post-employment benefit expense, defined benefit plans	136	113	62
Amount recognised in other comprehensive income before tax adjustment	Rp (107)	Rp 14	Rp (72)